ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2019
Segments, Geographical Areas [Abstract]
ENTITY-WIDE DISCLOSURE
NOTE 17 -	ENTITY-WIDE DISCLOSURE

a.	Total revenues - by geographical location were attributed according to customer residential country as follows:

	Year ended December 31,
	2019	2018	2017
	Total revenues	Total revenues	Total revenues
Sale of products
Israel	$3,464	$2,893	$6,289
United States	14,181	13,013	19,004
Other	7,374	7,245	10,760
	$25,019	$23,151	$36,053

	Year ended December 31,
	2019	2018	2017
	Total revenues	Total revenues	Total revenues
Sale of Services
Israel	$3,624	$4,031	$3,704
United States	47,749	41,019	40,047
Other	25,640	24,977	26,723
	$77,013	$70,027	$70,474

b.	Total long-lived assets - by geographical location were as follows:

	December 31,
	2019	2018

Israel	$16,318	$12,894
United States	11,354	8,530
Total	$27,672	$21,424

c.	Major Customers

No single customer accounted for 10% or more of Group's total net revenue in any year presented.